Investment Strategy - First Trust Commercial Mortgage Opportunities ETF	Jul. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities (“CMBS”) with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Advisor to be of comparable credit quality at the time of purchase. The Fund generally expects to invest at least 90% of its net assets in CMBS with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one NRSRO or, if unrated, as determined by the Advisor to be of comparable credit quality at the time of purchase. The Fund will not invest in CMBS with a rating below "A-" (or equivalent) at the time of purchase. However, after purchase, a CMBS may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CMBS. In the case of a split rating on a security between one or more of the NRSROs, the Fund will consider the highest rating.The Fund seeks to achieve its objective by investing in a portfolio of CMBS. CMBS typically represent an interest in a pool of commercial mortgage loans in the form of fixed and floating rate securities. The Fund will invest primarily in non-agency CMBS. The Fund may also invest in restricted CMBS and interest or principal only CMBS.The investment advisor determines which investments to buy and sell by employing a relative value approach, pursuant to which it judges each security's risk-versus-reward characteristics against other securities. At the core of its investment process, the investment advisor utilizes quantitative and qualitative methods to assess risks and opportunities in seeking to deliver superior risk-adjusted returns.Under normal market conditions, the Fund seeks to construct a portfolio that has a weighted average duration of +/- two years of the weighted average duration of the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index. As of October 31, 2024, the weighted average duration of the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index was 3.69 years. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of mortgage loans has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s advisor will utilize third-party models.The Fund may invest in exchange-listed or over-the-counter (“OTC”) traded derivatives instruments, including futures, forwards, options and swaps. The Fund’s use of derivatives will be used to manage risks, serve as a substitute for a position in the underlying asset, reduce transaction costs, maintain full market exposure, to manage cash flows and/or to preserve capital. Additionally, the Fund may take short positions in U.S. treasury futures contracts in order to manage the Fund’s duration. Derivatives with comparable economic characteristics to CMBS may be used to satisfy the Fund's stated policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in CMBS with a ‘AAA’ rating (or equivalent) at the time of purchase. The Fund may use certain credit derivatives to obtain exposure to the CMBS market, such as CMBX. The Fund may use CMBX exposure in two ways: when the Fund is a buyer of CMBX credit protection, it seeks to manage its risk exposure to the CMBS market; when the Fund is a seller of CMBX credit protection, it seeks to gain exposure to the CMBS market, similar to investing directly in a basket of CMBS. When the Fund obtains exposure to the CMBS market using CMBX, it will be considered an investment in a derivative with comparable economic characteristics to CMBS for purposes of the Fund's stated policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in CMBS with ‘AAA’ rating (or equivalent) at the time of purchase. The Fund’s investments will be concentrated (i.e., 25% or more of the Fund’s total assets) in the industries constituting the mortgage-related securities sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).